Shareholders’ equity (Details Narrative) $ in Thousands						3 Months Ended		6 Months Ended
	Jun. 14, 2023 shares	Jan. 17, 2023 shares	Jul. 15, 2022	Jun. 14, 2022 shares	Jan. 17, 2022 shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of options, granted								14,000	2,000
Compensation expenses | $						$ 22	$ 33	$ 39	$ 60
Deferred Share Unit [member]
IfrsStatementLineItems [Line Items]
Compensation expenses | $						$ 284		$ 284
Number of share units granted	100,000							100,000
2018 Long Term Incentive Plan [member]
IfrsStatementLineItems [Line Items]
Number of options, granted		14,000			2,000
Shareholders and Board of Directors [member]
IfrsStatementLineItems [Line Items]
Reverse stock split			1-for-25
Deferred Stock Units [member]
IfrsStatementLineItems [Line Items]
Reverse stock split			1-for-25